Average Annual Total Returns{- Semiconductors Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Semiconductors Portfolio	Semiconductors Portfolio-Default Return Before Taxes Past 1 year	Semiconductors Portfolio-Default Return Before Taxes Past 5 years	Semiconductors Portfolio-Default Return Before Taxes Past 10 years	Semiconductors Portfolio-Default After Taxes on Distributions Past 1 year	Semiconductors Portfolio-Default After Taxes on Distributions Past 5 years	Semiconductors Portfolio-Default After Taxes on Distributions Past 10 years	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Semiconductors Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1508 Past 1 year	F1508 Past 5 years	F1508 Past 10 years
Total	44.01%	30.17%	21.44%	39.71%	26.19%	18.86%	26.66%	23.08%	17.07%	18.40%	15.22%	13.88%	48.18%	29.68%	20.34%